FORWARD FUNDS

Supplement dated August 2, 2017

to the

Salient Tactical Muni & Credit Fund Investor Class, Institutional Class and Class I2 Prospectus

(“No-Load Prospectus”) and Class A and Class C Prospectus (“Load Prospectus”)

each dated May 1, 2017

IMPORTANT NOTICE REGARDING CHANGES TO

PRINCIPAL INVESTMENT STRATEGIES AND EXPENSE LIMITATION AGREEMENT

Changes effective August 2, 2017:

Effective August 2, 2017, the first paragraph of the Salient Tactical Muni & Credit Fund’s (the “Fund”) principal investment strategies is revised to read as follows:

The Fund seeks to take advantage of relative value, cross-over trading opportunities and market anomalies and inefficiencies across a wide array of the credit markets. Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Advisor”) uses an absolute return-oriented and tax-efficient investment strategy that seeks to identify attractive long and short investment opportunities in the municipal and other credit markets. The Sub-Advisor’s investment process involves analysis of both fundamental and relative-value characteristics of potential investments across a wide array of fixed income securities. The Sub-Advisor may invest in fixed income instruments of any quality or maturity, including bonds commonly referred to as “junk bonds” and securities that are moral obligations of issuers or subject to appropriations. Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in tax-exempt municipal bonds, other types of tax-exempt or taxable fixed income securities, and derivatives that provide similar exposures. The Sub-Advisor may also engage in transactions that seek to hedge portfolio risk.

Changes effective September 1, 2017:

On August 1, 2017, Forward Funds, on behalf of the Fund, entered into an expense limitation agreement with Forward Management, LLC d/b/a Salient (“Salient Management”), the Fund’s investment advisor, pursuant to which, effective September 1, 2017 Salient Management agrees to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class, Institutional Class, Class A, Class C and Class I2 shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.55%, 1.20%, 1.70%, 2.15% and 1.15%, respectively. Accordingly, effective September 1, 2017, the following changes are made:

The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund on page 56 of the No-Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class	Class I2
Management Fee	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A	N/A
Other Expenses	0.56%	0.46%	0.41%
Total Annual Fund Operating Expenses	1.81%	1.46%	1.41%
Fee Waiver and/or Expense Reimbursement(1)	–0.26%	–0.26%	–0.26%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.55%	1.20%	1.15%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2019 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Investor Class, Institutional Class and Class I2 shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.55%,1.20% and 1.15%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances and may only be modified or terminated by a majority vote of the Independent Trustees. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the lower of the annual limitation rate in effect at the time of the actual waiver/reimbursement that is being recouped or the annual limitation rate in place at the time of the recoupment.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class, Institutional Class or Class I2 shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year.

Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class	Class I2
1 Year	$158	$122	$117
3 Years	$544	$436	$421
5 Years	$955	$772	$746
10 Years	$2,102	$1,722	$1,666

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The “Annual Fund Operating Expenses” table and the “Examples” tables for the Fund on page 53 of the Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.35%	0.75%
Total Other Expenses	0.61%	0.66%
Total Annual Fund Operating Expenses	1.96%	2.41%
Fee Waiver and/or Expense Reimbursement(1)	–0.26%	–0.26%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.70%	2.15%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2019 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Class A and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.70% and 2.15%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances and may only be modified or terminated by a majority vote of the Independent Trustees. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the lower of the annual limitation rate in effect at the time of the actual waiver/reimbursement that is being recouped or the annual limitation rate in place at the time of the recoupment.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year.

Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C
1 Year	$738	$318
3 Years	$1,131	$726
5 Years	$1,548	$1,261
10 Years	$2,706	$2,723

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C
1 Year	$738	$218
3 Years	$1,131	$726
5 Years	$1,548	$1,261
10 Years	$2,706	$2,723

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP TM&C STRAT EXP 0802017

FORWARD FUNDS

Supplement dated August 2, 2017

to the

Salient Tactical Muni & Credit Fund Statement of Additional Information (the “SAI”)

dated May 1, 2017

This supplement amends the SAI dated May 1, 2017 to incorporate information about the expense limitation agreement for the Salient Tactical Muni & Credit Fund (the “Fund”). Accordingly, the following revisions are incorporated into the SAI effective as of September 1, 2017:

The following information regarding the expense limitation agreement with the Fund hereby replaces the information for the Fund in the table on page 19 of the SAI under the heading/subheading “Investment Advisory and Other Services—Investment Management and Sub-Advisory Agreements.”

Fund	Class	End Date	Expense Limit
Salient Tactical Muni & Credit Fund	Investor Class	April 30, 2019	1.55%
Salient Tactical Muni & Credit Fund	Institutional Class	April 30, 2019	1.20%
Salient Tactical Muni & Credit Fund	Class A	April 30, 2019	1.70%
Salient Tactical Muni & Credit Fund	Class C	April 30, 2019	2.15%
Salient Tactical Muni & Credit Fund	Class I2	April 30, 2019	1.15%

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP TM&C STRAT EXP SAI 0802017